BASIS OF PRESENTATION AND GOING CONCERN (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Principles of Consolidation	The condensed consolidated financial statements include the accounts of the Company, its subsidiaries and Atlas. All significant intercompany balances and transactions have been eliminated.	The consolidated financial statements include the accounts of the Company, its subsidiaries and Atlas. All significant intercompany balances and transactions have been eliminated.
Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred cumulative net losses of $11,405,190 since its inception and requires additional capital for its contemplated operational and marketing activities to take place. The Company’s ability to raise additional capital through the future issuance of common stock is unknown. Additional financing, the successful development of the Company’s contemplated plan of operations, and its transition, ultimately, to the attainment of profitable operations, are necessary for the Company to continue operations. The ability to successfully resolve these factors raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements of the Company do not include any adjustments that may result from the outcome of these aforementioned uncertainties.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred cumulative net losses of $7,271,175 since its inception and requires additional capital for its contemplated operational and marketing activities to take place. The Company's ability to raise additional capital through the future issuance of common stock is unknown. Additional financing, the successful development of the Company's contemplated plan of operations, and its transition, ultimately, to the attainment of profitable operations, are necessary for the Company to continue operations. The ability to successfully resolve these factors raise substantial doubt about the Company's ability to continue as a going concern. The financial statements of the Company do not include any adjustments that may result from the outcome of these aforementioned uncertainties.